Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Inventories

	At December 31 2018	At December 31 2017
Supplies	$283	$237
Finished goods	114	112
Work-in-process	26	66
Stockpiled ore	60	42
Heap leach ore	8	—
	491	457
Less: stockpiled ore	—	(16)
	$491	$441

(a)

The costs of inventories recognized as expense for the year ended December 31, 2018 amounted to $2,597 million (2017 – $2,719 million), of which $1,636 million (2017 – $1,753 million) and $961 million (2017 – $966 million) was included in production costs and depreciation and depletion in the Consolidated Statements of (Loss) Earnings, respectively.